Unaudited Condensed Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	[1]
Net remeasurement of post employment benefit plans
Group		$ (138)	$ (622)
Associates and joint ventures		(2)	12
Non-controlling interests		(1)	0
Tax on post employment benefit plans		32	159
Changes in the fair value of equity investments at fair value through other comprehensive income		0	(4)
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total		(109)	(455)
Exchange differences on translation of foreign operations
Group		(18)	(244)
Associates and joint ventures		106	75
Non-controlling interests		(8)	(61)
Net investment hedges		(295)	(21)
On disposal of foreign operations		26	0
On step acquisitions		0	2
Tax on exchange differences - group		36	(2)
Effective portion of changes in fair value of cash flow hedges
Hedge of foreign currency debt of the group		39	72
Transaction exposure hedging of the group		90	176
Hedges by associates and joint ventures		1	16
Commodity price risk hedging of the group		(11)	(8)
Recycled to income statement - hedge of foreign currency debt of the group		52	(35)
Recycled to income statement - transaction exposure hedging of the group		(125)	(77)
Recycled to income statement - commodity price risk hedging of the group		20	(41)
Cost of hedging		(48)	0
Recycled to income statement - cost of hedging		(12)	0
Tax on effective portion of changes in fair value of cash flow hedges		(29)	(20)
Hyperinflation adjustments		290	129
Tax on hyperinflation adjustments(1)	[2]	(98)	(26)
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total		16	(65)
Other comprehensive (loss) net of tax, for the period		(93)	(520)
Profit for the period		2,342	2,841	[3],[4]
Total comprehensive (loss)/income for the period		2,249	2,321
Attributable to:
Equity shareholders of the parent company		2,126	2,250
Non-controlling interests		123	71
Total comprehensive (loss)/income for the period		$ 2,249	$ 2,321

[1]	(2) See page F-7 for an explanation under Basis of preparation.
[2]	(1) Tax on hyperinflation adjustments $(64) million and tax rate change on hyperinflation adjustments $(34) million.
[3]	(1) See page F-7 for an explanation under Basis of preparation.
[4]	(1)See page F-7 for an explanation under Basis of preparation.